INVENTORIES (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 3,639	$ 3,677
Work-in-progress	2,875	2,357
Finished goods	6,861	7,414
Total Inventories	$ 13,375	$ 13,448